Offerings	Dec. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of: (i) Class A Ordinary Shares, and (ii) Warrants to purchase Class A Ordinary Shares
Maximum Aggregate Offering Price	$ 2,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 386.68
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.

The proposed maximum aggregate offering price of the Ordinary Shares and Warrants (including the Ordinary Shares issuable upon exercise of the Warrants), if any, is $2,800,000.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, issuable upon the exercise of the Warrants included in the Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.

The proposed maximum aggregate offering price of the Class A Ordinary Shares and Warrants (including the Class A Ordinary Shares issuable upon exercise of the Warrants), if any, is $2,800,000.

Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).